Financial Instruments and Risk Management (Fuel Option Contracts) (Details) - Fuel Options [Member] - Commodity price risk [member] $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($) $ / gal	Dec. 31, 2020 USD ($)
Disclosure of detailed information about hedged items [line items]
Gains (losses) on change in fair value of derivatives | $	$ (0.9)	$ (0.1)
Financial assets, at fair value | $	$ 0.4
Bottom of range [member]
Disclosure of detailed information about hedged items [line items]
Average price of hedging instrument | $ / gal	1.87
Top of range [member]
Disclosure of detailed information about hedged items [line items]
Average price of hedging instrument | $ / gal	2.28